Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate Acquisitions

Current assets	$22,383
Long-term assets	6,961
Current liabilities	(12,049)
Deferred Tax Liabilities	(4,230)
Redeemable non-controlling interest	(19,889)
$(6,824)

Note consideration	$(1,035)
Cash consideration, net of cash acquired of $3,038	(59,444)
Acquisition date fair value of contingent consideration	(4,536)
Total purchase consideration	$(65,015)

Acquired intangible assets	$28,960
Goodwill	$42,879
Aggregate Acquisitions

Current assets	$9,593
Non-current assets	3,394
Current liabilities	(8,495)
Long-term liabilities	(850)
Deferred Tax Liabilities	(3,408)
Redeemable non-controlling interest	(3,360)
$(3,126)

Note consideration	(1,000)
Cash consideration, net of cash acquired of $1,426	$(39,573)
Acquisition date fair value of contingent consideration	(9,280)
Total purchase consideration	$(49,853)

Acquired intangible assets	$23,589
Goodwill	$29,390

Business Acquisition, Pro Forma Information [Table Text Block]
	Revenues	Net earnings

Actual from acquired entities for 2018	$54,458	$5,695
Supplemental pro forma for 2018 (unaudited)	1,985,656	92,371
Supplemental pro forma for 2017 (unaudited)	1,876,724	82,635